NB Crossroads Private Markets Fund IV (TI) - Client LLC (the “Fund”) invests substantially all of its assets in NB Crossroads Private Markets Fund IV Holdings LLC (the “Company”). The percentage of the Company’s members’ equity owned by the Fund at June 30, 2022, was 61.84%. The Fund has included the Company’s schedule of investments as of June 30, 2022, below. The Company’s schedule of investments was also filed on Form NPORT-EX with the Securities and Exchange Commission on August 29, 2022.

NB Crossroads Private Markets Fund IV Holdings LLC

Schedule of Investments

June 30, 2022 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Large-cap Buyout (20.90%)
BC European Capital X - Betty Co-Investment (1) LP	Co-investment	01/2019-07/2020	North America	$1,016,176	$1,988,739
BC European Capital X - Hulk Co-Investment (1) LP	Co-investment	07/2018-12/2001	North America	2,268,643	4,496,553
Carlyle Partners VII, L.P.	Primary	12/2018-02/2022	North America	11,413,308	13,525,797
Clayton, Dubilier & Rice Fund X, L.P.	Primary	03/2018-06/2022	North America	6,169,736	10,032,268
Cortefiel Co-Invest SCSp	Co-investment	10/2017-07/2018	Europe	1,308,759	2,128,487
CVC Capital Partners VII, L.P.	Primary	12/2018-12/2021	Europe	8,929,136	15,409,375
Gorilla Aggregator L.P. (F)	Co-investment	10/2017	North America	1,583,511	4,388,511
KKR Byzantium Infrastructure Co-Invest L.P.	Co-investment	10/2017	Europe	2,123,701	2,142,196
KKR Taurus Co-Invest II L.P.	Co-investment	10/2017-11/2017	North America	1,468,132	2,701,646
SLP Blue Co-Invest, L.P.	Co-investment	06/2018	North America	1,804,069	3,144,966
THL Equity Fund VIII Investors (Agiliti), L.P.	Co-investment	01/2019-07/2001	North America	2,975,044	10,254,139
TPG Healthcare Partners, L.P.	Primary	12/2019-05/2022	North America	824,920	1,145,689
TPG Partners VIII, L.P.	Primary	12/2019-05/2022	North America	4,507,097	7,093,860
Uno Co-Invest L.P.	Co-investment	06/2017-06/2020	North America	3,599,359	7,349,103
				49,991,591	85,801,329
Small and Mid-cap Buyout (44.71%)
BC Holdco, LLC	Co-investment	11/2017-01/2022	North America	2,325,157	3,666,708
ByLight InvestCo LP	Co-investment	05/2017-10/2021	North America	-	8,155,227
Charlesbank Equity Fund IX, L.P.	Primary	07/2018-06/2022	North America	9,755,964	11,945,000
CHG PPC Investor LLC	Co-investment	03/2018	North America	570,715	2,616,880
CI Capital Investors II, L.P.	Secondary	06/2017-02/2022	North America	28,000	16,603
CI Capital Investors II Follow-On Partners, L.P.	Co-investment	05/2018-02/2022	North America	707,084	302,878
EQT Mid Market Europe, L.P.	Primary	08/2017-06/2022	Europe	7,429,929	9,805,780
Fortress Vietnam Investment Holdings PTE. LTD.	Co-investment	06/2017-07/2019	Asia	1,301,945	2,410,311
Further Global Capital Partners, L.P.	Primary	03/2018-06/2022	North America	9,743,709	12,619,087
JLL MedPlast Topco, L.P.	Co-investment	06/2018	North America	1,640,000	3,116,000
KKR Global Infrastructure Investors III L.P.	Primary	12/2018-05/2022	North America	8,533,825	9,207,608
MCH Iberian Capital Fund IV, F.C.R.	Secondary	05/2017-12/2021	Europe	4,464,281	6,941,610
MHS Acquisition Holdings, LLC (F)	Co-investment	03/2017-12/2019	North America	1,046,584	1,883,851
Milani Aggregator LLC (F)	Co-investment	06/2018-08/2021	North America	1,699,440	1,410,535
MND Holdings I Corp (F)	Co-investment	07/2017	North America	1,757,165	4,375,000
NB Excelitas LP	Co-investment	11/2017-02/2022	North America	3,306,980	9,899,501
NB Soho LP (TRG Growth Fund II)	Secondary	06/2017-04/2022	North America	1,964,550	1,376,198
NB Verrocchio LP	Co-investment	06/2018-11/2021	South America	3,357,522	2,284,251
Oak Hill Capital Partners IV, L.P.	Primary	05/2017-05/2022	North America	3,048,783	5,134,673
OHCP IV SF COI, L.P.	Co-investment	01/2018-11/2018	North America	683,026	1,234,109
PPC Fund II, L.P.	Primary	04/2018-01/2022	North America	8,304,069	12,802,891
Rockbridge Portfolio Fund I L.P.	Secondary	12/2018-06/2021	North America	1,324,954	3,125,353
Silver Creek Midstream Coinvest LP	Co-investment	06/2018-11/2019	North America	2,823,458	3,784,243
THL Equity Fund VII Investors (MHS), L.P.	Co-investment	04/2017-06/2018	North America	1,119,217	6,099,667
Veritas Capital Fund VI, L.P.	Primary	06/2017-01/2022	North America	3,622,779	23,833,688
VSC RST Holdco, L.P. (F)	Co-investment	08/2017-08/2021	North America	3,382,965	9,956,872
Webster Capital IV, L.P.	Primary	07/2018-04/2022	North America	8,523,190	18,086,276
Wind Point Partners CV1, L.P.	Secondary	09/2018-10/2019	North America	50,304	22,900
WR Environmental Aggregator LLC (F)	Co-investment	04/2017-02/2022	North America	1,148,240	1,377,888
Wrigley Co-Invest, L.P.	Co-investment	06/2018-10/2018	North America	2,350,120	6,009,845
				96,013,955	183,501,433

NB Crossroads Private Markets Fund IV Holdings LLC

Schedule of Investments

June 30, 2022 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Special Situations (14.71%)
Apollo Investment Fund IX, L.P.	Primary	03/2019-06/2022	North America	2,325,114	3,605,508
Cerberus Institutional Partners VI, L.P.	Primary	04/2017-12/2019	North America	9,817,160	14,637,885
Diligere Co-Investment Partners, LLC	Co-investment	02/2018-02/2022	North America	1,304,536	4,814,863
Epiris Fund II L.P.	Primary	05/2018-01/2022	Europe	5,985,724	10,791,196
Lantern Capital Partners Fund I (A), L.P	Primary	04/2018-02/2021	North America	3,911,634	3,718,410
NB Arch LP	Co-investment	09/2017	North America	830,000	3,109,079
NB WM Co-Invest LP	Co-investment	09/2017	North America	-	765,930
Runner Topco L.P.	Co-investment	04/2018	North America	132,049	1,090,101
Sycamore Partners III, L.P.	Primary	01/2018-06/2022	North America	8,364,706	9,747,640
Verscend Intermediate Holding Corp. (F)	Co-investment	08/2018	North America	7,810,014	8,099,500
				40,480,937	60,380,112
Venture Capital (17.55%)
Alsop Louie Capital IV L.P.	Primary	11/2017-06/2022	North America	5,261,167	6,243,981
Battery Ventures XII, L.P.	Primary	03/2018-08/2021	North America	1,975,887	8,460,588
Battery XII Side Fund, L.P.	Primary	03/2018-08/2021	North America	1,214,195	4,584,433
Canaan XI L.P.	Primary	01/2018-04/2022	North America	5,091,194	11,957,171
DFJ Growth III, L.P.	Primary	05/2017-11/2021	North America	3,249,634	8,135,889
Hosen Capital Fund III, L.P.	Primary	04/2017-09/2019	Asia	2,149,521	3,985,148
Menlo Ventures XIV, L.P.	Primary	10/2017-06/2022	North America	2,521,288	7,783,045
New Clearent Holdings, LLC (F)	Co-investment	06/2018-10/2021	North America	2,026,027	6,341,465
Summit Partners Europe Growth Equity Fund II, SCSp	Primary	01/2018-06/2022	Europe	2,548,845	6,743,514
TPG Drake Co-Invest, L.P.	Co-investment	07/2018	North America	1,719,117	1,027,524
TPG Tech Adjacencies, L.P.	Primary	06/2019-06/2022	North America	4,043,488	6,717,976
				31,800,363	71,980,734

Short Term Investments	Cost	Fair Value
Money Market Fund (2.32%)
Morgan Stanley Institutional Liquidity Fund Government Portfolio	9,539,230	9,539,230
	9,539,230	9,539,230

Total Investments in Portfolio Funds (cost $227,826,076) (100.19%)		411,202,838
Other Assets & Liabilities (Net) (-0.19%)		(768,267)
Members' Equity - Net Assets (100.00%)		$410,434,571

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at June 30, 2022 aggregated $218,286,846. Total fair value of illiquid and restricted securities at June 30, 2022 was $401,663,608 or 97.86% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Company's Members' Equity - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(F)	The fair value of the investment was determined using a significant unobservable input.

Valuation of Investments

The Company computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Registered Investment Adviser and the Sub-Adviser in accordance with valuation principles set forth below, or as may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Company values its interests in the Portfolio Funds and other investments. The Board has delegated to the Sub-Adviser general responsibility for determining the value of the assets held by the Company. The value of the Company’s interests is based on information reasonably available at the time the valuation is made and the Sub-Adviser believes to be reliable.

It is expected that most of the Portfolio Funds in which the Company invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Sub-Adviser generally will value the Company’s investment in the Portfolio Fund based primarily upon the value reported to the Company by the Portfolio Fund or the lead investor of a direct co-investment as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies.

FASB ASC 820-10, “Fair Value Measurements” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Company commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the "secondary market" where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Sub-Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Company's results of operations and financial condition.

The following table presents the investments carried on the Statement of Assets, Liabilities and Members’ Equity - Net Assets by level within the valuation hierarchy as of June 30, 2022.

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$-	$-	$4,388,511	$81,412,818	$85,801,329
Small and Mid-cap Buyout	-	-	19,004,146	164,497,287	183,501,433
Special Situations	-	-	9,189,601	51,190,511	60,380,112
Venture	-	-	6,341,465	65,639,269	71,980,734
Money Market Fund	9,539,230	-	-	-	9,539,230
Total	$9,539,230	$-	$38,923,723	$362,739,885	$411,202,838

Significant Unobservable Inputs

As of June 30, 2022, the Company had investments valued at $411,202,838. The fair value of investments valued at $362,739,885 in the Company's Schedule of Investments have been valued at the unadjusted NAV reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of June 30, 2022:

			Unobservable Inputs
Investments	Fair Value 06/30/22	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]
Large-cap Buyout	$4,388,511	Market Approach	LTM EBITDA	12.0x	N/A

Small and Mid-cap Buyout	17,593,611	Market Approach	LTM EBITDA	14.5x-16.5x	15.7x

Small and Mid-cap Buyout	1,410,535	Market Approach	LTM Net Revenue	3.9x	N/A

Special Situations	9,189,601	Market Approach	LTM EBITDA	12.0x-17.8x	17.0x

Venture	6,341,465	Recent Transaction Value	Recent Transaction Value	N/A	N/A

Total	$38,923,723

1 Inputs weighted based on fair value of investments in range.

During the period ended June 30, 2022 purchases and sales from Level 3 investments were as follows:

Purchases	Sales
$-	$89,135

During the period ended June 30, 2022 unrealized appreciation and realized gains from Level 3 investments were $1,783,673 and $132,049, respectively.

The Company recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the period ended June 30, 2022.

The estimated remaining life of the Company’s Portfolio Funds as of June 30, 2022 is one to six years, with the possibility of extensions by each of the Portfolio Funds.